Capitalized Software Development Costs (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Capitalized software development costs	$ 746	$ 746	$ 2,865
Less accumulated amortization	(398)	(353)	(2,535)
Change in foreign currency exchange rates		0	(29)
Net capitalized software development costs	$ 348	$ 393	$ 301